Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
Schedule of Other Current Assets
The components of other current assets as of December 31 were as follows:

(in millions)	2023	2022
Income tax receivable	$49	$40
Prepaid expenses	35	33
Other	13	5
Total	$97	$78
The components of other current assets are as follows:

(in millions)	June 30, 2024	December 31, 2023
Income tax receivable	$23	$49
Prepaid expenses	48	35
Other	4	13
Total	$75	$97